Bank and Other Borrowings (Details) - USD ($)				1 Months Ended						12 Months Ended
		Feb. 10, 2021	Mar. 08, 2019	Jun. 15, 2021	May 30, 2019	Dec. 17, 2018	Apr. 30, 2018	Aug. 31, 2016	Aug. 30, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 21, 2020	Jun. 08, 2020	Nov. 28, 2017
Bank and Other Borrowings (Details) [Line Items]
Weighted average interest rate										103.20%	74.32%
Short term loan	[1]									$ 1,275,000	$ 2,395,000
Interest rate															12.00%
Short-term bank borrowing with an outstanding balance											1,395,000
Long-term bank borrowing, description					the Group entered into a banking facility agreement with HSBC for a credit facility of $5,000 with an interest rate of London Interbank Offered Rate (LIBOR) plus 1% and a maturity date of one year. $4,500 were drawn in June 2019 and $500 were drawn in July 2019 for working capital purposes. The principal of US $5,000 and accrued interest of $58 as at December 31, 2020 were paid in full in 2020.				the Group entered into a long-term loan agreement with PFG4 for $6,000, bearing an interest rate of 8% per annum with maturity date on August 30, 2019. On January 20, 2017, the Group entered into a long-term loan agreement with PFG4 for $2,000, bearing an interest rate of 8% per annum with maturity date on January 20, 2020. As of October 2019, due to geographic changes in the Company’s business activities, significant amounts of accounts receivable shifted from the Company’s Hong Kong subsidiary to Indian subsidiary. This reduction of accounts receivable from our Hong Kong entity has caused a covenant breach according to the PFG loan agreements and caused the interest rate of the PFG loans to be increased to 18%. The outstanding principal balance due to PFG4 as of December 31,2020 was $100. The Group accrued PFG4 interest of $14 in the current period with $115 unpaid in 2020.
Short term bank term										12%
Issuance of restricted ordinary shares (in Shares)										4,000,000
Loan settled				$ 1,000,000
Principle shares (in Shares)				1,587,302
Loss on debt				$ 619,000
Loan agreement										$ 1,000,000
Borrowing agreement										1,250,000	$ 12,975,000				$ 150,000
Interest (in Dollars per share)											$ 1.5
Principal amount											$ 150,000
Interests accrued paid											1,039
Interests accrued										1,148
Loans amount										915
Unpaid interest											2,319,000
Back end fees amount											$ 19,000,000
Debt in tranches										$ 18,000,000
Purchase of debt, description		LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated.
Warrants to acquire an aggregate (in Shares)										417,166
Warrant [Member]
Bank and Other Borrowings (Details) [Line Items]
Short term debt, description								the Group issued 2,515,123 and 1,900,800 warrants (“2016 Warrants”) to two banks in connection with a short-term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares at the consummation date of the Merger.
The 2016 Warrants [Member]
Bank and Other Borrowings (Details) [Line Items]
Warrants amounted										$ 1,544
PFG4 [Member]
Bank and Other Borrowings (Details) [Line Items]
Weighted average interest rate											11.26%	10.07%
Long-term bank borrowing, description						the Group entered into a convertible term loan agreement (the “PFG note”) with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share. The outstanding principal balance as of December 31, 2020 was $1,000.	the Group entered into a long-term loan agreement with PFG5 for $3,000, bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date. The outstanding principal balance as of December 31, 2020 was $2,275.
Principal amount											$ 100,000
PFG5 [Member]
Bank and Other Borrowings (Details) [Line Items]
Short-term bank borrowing with an outstanding balance											2,375,000
Convertible term loan											1,000,000
Revolving line of credit											9,500,000
Revolving Credit Facility [Member] | PFG5 [Member]
Bank and Other Borrowings (Details) [Line Items]
Accrued interest										2,000
Revolving line of credit, description			the Group entered into a new revolving line of credit facility (the “RLOC”) with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the “Maturity Date”). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC. The outstanding principal balance as of December 31, 2020 was $9,500.
HHMC Microelectronic Co., Limited [Member]
Bank and Other Borrowings (Details) [Line Items]
Short term loan																	$ 5,000,000
Interest rate																	0.04%
Short-term bank borrowing with an outstanding balance													$ 2,405,000	$ 5,000,000
Repaid balance													2,595,000
Accrued interest													$ 1,080,000
Accrued interest												$ 456,000
HHMC Microelectronic Co., Limited [Member] | PFG5 [Member]
Bank and Other Borrowings (Details) [Line Items]
Accrued interest										$ 2,259,000
SPD Silicon Valley Bank Co., Ltd [Member]
Bank and Other Borrowings (Details) [Line Items]
Accrued interest														$ 68,000
American West Pacific International Investment Corporation [Member]
Bank and Other Borrowings (Details) [Line Items]
Short term loan											$ 1,000,000
Interest rate																5.00%
Short term bank term										$1,250
Loan agreement										$ 400,000
Bearing interest rate											6.00%

[1]	The short-term bank and other borrowings outstanding as of December 31, 2020 and 2021 bore a weighted average interest rate of 74.32% and 103.20% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, third-party entities and a related party (Note 19).